Investment in Operating Leases (Minimum Future Rentals Receivable on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Operating Leases [Line Items]
2018	¥ 206,777
2019	141,293
2020	99,764
2021	64,767
2022	39,853
Thereafter	55,866
Total	¥ 608,320